Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of net loss, as adjusted						$ (77,638,000)	$ (35,763,000)	$ (53,251,000)	$ (28,649,000)
Denominator:
Basic and diluted weighted average shares outstanding						3,324,547	3,201,202	3,211,968	3,437,367
Basic and diluted net loss per common share						$ (27.27)	$ (14.01)	$ (20.76)	$ (10.81)
Environmental Impact Acquisition Corp [Member]
Numerator:
Allocation of net loss, as adjusted		$ (1,526,562)		$ (878)	$ (2,528)	$ (3,508,199)
Denominator:
Basic and diluted weighted average shares outstanding	[1]				4,500,000
Basic and diluted net loss per common share					$ 0.00
Class A Common Stock [Member] | Environmental Impact Acquisition Corp [Member]
Numerator:
Allocation of net loss, as adjusted			$ (1,221,250)		$ 0	$ (2,765,190)
Denominator:
Basic and diluted weighted average shares outstanding			20,700,000		0	19,335,165
Basic and diluted net loss per common share			$ (0.06)		$ 0	$ (0.14)
Class B Common Stock [Member] | Environmental Impact Acquisition Corp [Member]
Numerator:
Allocation of net loss, as adjusted			$ (305,312)		$ (878)	$ (743,009)
Denominator:
Basic and diluted weighted average shares outstanding			5,175,000		4,500,000	5,130,495
Basic and diluted net loss per common share			$ (0.06)		$ 0.00	$ (0.14)

[1]	Excluded up to 675,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. In December 2020, the Company cancelled an aggregate of 3,306,250 shares of Class B common stock and issued an aggregate of 431,250 shares of Class B common stock to its independent director nominees, resulting in an aggregate of 4,312,500 shares of Class B common stock outstanding. In January 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Company’s Initial Stockholders holding an aggregate of 5,175,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock dividend (see Note 5).